Income Taxes - Income Tax Provision (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax:
Federal			$ 0	$ 0	$ 0
State			545	392	779
Foreign			95	(1)	0
Total			640	391	779
Deferred income tax:
Federal			0	0	(925)
State			0	0	(181)
Foreign			(573)	(40)	841
Total			(573)	(40)	(265)
Provision for income taxes	$ 1,151	$ 672	$ 67	$ 351	$ 514